Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 11 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the audited balance sheet date through March 31, 2022, the date that the audited financial statements were available to be issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the below.

On January 5, 2023, the Company drew $
100,000 on a promissory note with a related party. The promissory note has an interest rate of
50
% per annum calculated on the basis of a year of 365 days. The principal balance and accrued interest of the promissory note is payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.
On January 6, 2023, the Company drew $
37,500 on a promissory note with a related party. The promissory note is no
n-interest bearing and the principal balance of the promissory note is payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.
On January 9, 2023, the Company announced a merger agreement with Calidi Biotherapeutics, a clinical-stage biotechnology company that is pioneering the development of allogeneic cell-based delivery of oncolytic viruses. Total gross proceeds from the transaction, before payment of transaction expenses, is expected to be up to $82 million, combining up to $42 million held in the Company’s Trust Account, assuming no redemptions, and $40 million of possible PIPE financing.
On January 20, 2023 and January 30, 2023, the Company drew $
35,000 and $
50,000, respectively, on promissory notes with related parties. The promissory notes have an interest rate of
50% per annum calculated
on

the basis
of a year of 365 days. The principal balance and accrued interest of the promissory notes are payable on the earliest of (i) the date on which an initial business combination is consummated or (ii) the date the winding up of the Company is effective.
On March 14, 2023, an automatic extension of the completion window from March 14, 2023 to June 14, 2023 occurred pursuant to our amended and restated certificate of incorporation.